Operating Expenses Before Impairment Losses, Provisions and Charges - Summary of Deferred Performance Awards (Detail) - GBP (£) £ in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
Disclosure of deferred performance awards [line Items]
Cash	£ 30	£ 33
Shares	34	27
Not Later Than 1 Year [member]
Disclosure of deferred performance awards [line Items]
Cash	13	15
Shares	16	13
Deferred performance awards	29
Not Later Than 1 Year [member] | Arising From Awards in Current Year [member]
Disclosure of deferred performance awards [line Items]
Cash	5
Shares	3
Deferred performance awards	8
Not Later Than 1 Year [member] | Arising From Awards in Prior Year [member]
Disclosure of deferred performance awards [line Items]
Cash	8
Shares	13
Deferred performance awards	21
More than One Year [member]
Disclosure of deferred performance awards [line Items]
Cash	17	18
Shares	18	£ 14
Deferred performance awards	35
More than One Year [member] | Arising From Awards in Current Year [member]
Disclosure of deferred performance awards [line Items]
Cash	10
Shares	8
Deferred performance awards	18
More than One Year [member] | Arising From Awards in Prior Year [member]
Disclosure of deferred performance awards [line Items]
Cash	7
Shares	10
Deferred performance awards	£ 17